Schedule of Investments (unaudited)
July 31, 2023
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.9%
United Parcel Service, Inc., Class B	1,658,201	$ 310,299,153
Banks — 2.8%
Wells Fargo & Co.	6,535,813	301,693,128
Beverages — 4.1%
Coca-Cola Co.	7,150,999	442,861,368
Biotechnology — 8.5%
AbbVie, Inc.	4,612,108	689,879,114
Gilead Sciences, Inc.	2,956,835	225,133,417
		915,012,531
Capital Markets — 7.7%
Ares Management Corp., Class A	320,228	31,773,022
Artisan Partners Asset Management, Inc., Class A	234,685	9,737,081
BlackRock, Inc.(a)	265,549	196,200,879
Blackstone, Inc., Class A, NVS	1,604,713	168,157,875
Carlyle Group, Inc.	624,778	22,273,336
Cohen & Steers, Inc.	57,668	3,708,629
Franklin Resources, Inc.	785,690	22,973,575
Invesco Ltd.	1,375,288	23,104,838
Janus Henderson Group PLC	441,303	12,952,243
Moelis & Co., Class A	222,480	10,863,698
Morgan Stanley	2,815,562	257,792,857
T Rowe Price Group, Inc.	581,314	71,652,764
		831,190,797
Chemicals — 1.2%
Dow, Inc.	2,203,110	124,409,622
Communications Equipment — 3.8%
Cisco Systems, Inc.	7,741,425	402,863,757
Containers & Packaging — 0.4%
Amcor PLC	4,335,583	44,483,082
Diversified Telecommunication Services — 6.0%
Cogent Communications Holdings, Inc.	154,881	9,484,912
Verizon Communications, Inc.	18,694,131	637,095,985
		646,580,897
Electric Utilities — 3.8%
ALLETE, Inc.	149,380	8,578,893
Alliant Energy Corp.	513,316	27,585,602
Evergy, Inc.	568,045	34,065,659
IDACORP, Inc.	90,924	9,348,806
Pinnacle West Capital Corp.	292,895	24,257,564
PNM Resources, Inc.	163,742	7,338,916
PPL Corp.	1,576,404	43,398,402
Southern Co.	2,613,734	189,077,518
Xcel Energy, Inc.	1,065,524	66,840,320
		410,491,680
Financial Services — 0.3%
MGIC Investment Corp.	438,267	7,336,589
Radian Group, Inc.	323,725	8,717,914
Western Union Co.	1,493,415	18,189,795
		34,244,298
Food Products — 0.5%
Campbell Soup Co.	389,333	17,839,238
Kellogg Co.	548,416	36,683,546
		54,522,784
Security	Shares	Value
Gas Utilities — 0.2%
National Fuel Gas Co.	196,901	$ 10,457,412
New Jersey Resources Corp.	181,182	8,098,835
		18,556,247
Health Care Equipment & Supplies — 2.1%
Medtronic PLC	2,624,745	230,347,621
Hotels, Restaurants & Leisure — 0.5%
Darden Restaurants, Inc.	215,954	36,478,950
Vail Resorts, Inc.	78,298	18,438,396
		54,917,346
Household Durables — 0.3%
Garmin Ltd.	254,331	26,931,110
Household Products — 1.2%
Clorox Co.	223,852	33,909,101
Kimberly-Clark Corp.	709,579	91,606,649
Reynolds Consumer Products, Inc.	110,691	3,063,927
		128,579,677
Insurance — 0.4%
Cincinnati Financial Corp.	275,946	29,686,271
Old Republic International Corp.	642,144	17,703,910
		47,390,181
IT Services — 3.6%
International Business Machines Corp.	2,686,410	387,326,594
Media — 3.4%
Comcast Corp., Class A	7,272,048	329,132,892
Omnicom Group, Inc.	361,106	30,556,790
		359,689,682
Multi-Utilities — 2.5%
DTE Energy Co.	399,427	45,654,506
Public Service Enterprise Group, Inc.	1,091,741	68,910,692
Sempra	607,057	90,463,634
WEC Energy Group, Inc.	662,491	59,531,441
		264,560,273
Oil, Gas & Consumable Fuels — 25.0%
Antero Midstream Corp.	1,656,366	19,777,010
Chevron Corp.	4,042,515	661,598,005
Coterra Energy, Inc.	1,529,626	42,125,900
Devon Energy Corp.	2,795,982	150,983,028
Diamondback Energy, Inc.	273,985	40,363,470
DT Midstream, Inc.	329,914	17,656,997
EOG Resources, Inc.	1,002,666	132,883,325
Exxon Mobil Corp.	8,305,156	890,644,930
Kinder Morgan, Inc.	7,801,581	138,166,000
ONEOK, Inc.	1,698,961	113,898,345
Phillips 66	1,164,686	129,920,723
Pioneer Natural Resources Co.	922,974	208,287,543
Williams Cos., Inc.	4,175,231	143,836,708
		2,690,141,984
Pharmaceuticals — 14.7%
Bristol-Myers Squibb Co.	4,473,626	278,214,801
Johnson & Johnson	4,720,835	790,881,488
Pfizer, Inc.	14,234,271	513,287,812
		1,582,384,101
Professional Services — 0.7%
Paychex, Inc.	614,104	77,051,629
Semiconductors & Semiconductor Equipment — 2.6%
Texas Instruments, Inc.	1,571,412	282,854,160

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc.	395,578	$ 17,069,191
Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co., Inc., Class A	94,940	9,581,345
Watsco, Inc.	56,448	21,348,069
		30,929,414
Total Long-Term Investments — 99.7% (Cost: $10,608,619,998)		10,717,382,307
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(a)(b)	12,708,999	12,708,999
Total Short-Term Securities — 0.1% (Cost: $12,708,999)		12,708,999
Total Investments — 99.8% (Cost: $10,621,328,997)		10,730,091,306
Other Assets Less Liabilities — 0.2%		23,936,162
Net Assets — 100.0%		$ 10,754,027,468
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 22,682,184	$ —	$ (9,973,185)(a)	$ —	$ —	$ 12,708,999	12,708,999	$ 237,007	$ —
BlackRock, Inc.	—	191,919,130	(5,249,795)	34,558	9,496,986	196,200,879	265,549	—	—
				$ 34,558	$ 9,496,986	$ 208,909,878		$ 237,007	$ —
(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	137	09/15/23	$ 10,497	$ 284,090
E-Mini Dow Jones Industrial Average Index	81	09/15/23	14,456	620,614
E-Mini Energy Select Sector Index	96	09/15/23	8,845	718,653
				$ 1,623,357

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core High Dividend ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 10,717,382,307	$ —	$ —	$ 10,717,382,307
Short-Term Securities
Money Market Funds	12,708,999	—	—	12,708,999
	$ 10,730,091,306	$ —	$ —	$ 10,730,091,306
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,623,357	$ —	$ —	$ 1,623,357
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
3